Convertible Preferred Stock - Additional Information (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jul. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 24, 2020	Jun. 24, 2019
Temporary Equity [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock					$ 68,666,000	$ 0
Share Price	$ 64.96		$ 64.96		$ 64.96
Convertible Preferred Stock Shares Issued Upon Conversion Value			$ 11,529,000,000		$ 5,282,000,000
Minimum
Temporary Equity [Line Items]
Share Price	$ 22.80		$ 22.80		$ 17.38
Proceeds from Issuance Initial Public Offering			$ 100,000,000		$ 100,000,000
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares authorised	7,537,269		7,537,269		7,537,269	0
Temporary equity par or stated value per share	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Temporary equity issued during the period shares		244,827		1,585,674	1,585,674
Proceeds from Issuance of Redeemable Convertible Preferred Stock		$ 10,100,000		$ 68,666,000
Temporary equity shares issued	6,956,100		6,956,100		6,956,100	0
Temporary Equity, Shares Outstanding	6,956,100		6,956,100	6,956,100	6,956,100	0
Payment of stock issuance costs		$ 591,000
Series X Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares authorised	1,472,905		1,472,905		0
Temporary equity par or stated value per share	$ 0.00001		$ 0.00001		$ 0.00001		$ 0.00001
Temporary equity issued during the period shares	1,251,971		1,251,971
Temporary equity issue price per share							$ 135.79
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 170,000,000		$ 170,000,000		$ 170,000,000
Share Price	$ 140.78		$ 140.78		$ 140.78
Convertible Preferred Stock Shares Issued Upon Conversion Value			$ 6,247,000,000		$ 6,247,000,000
Temporary equity shares issued	1,251,971		1,251,971		0
Temporary Equity, Shares Outstanding	1,251,971		1,251,971		0
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Dividend Rate Percentage			6.00%		6.00%
Preferred Stock Dividends Declared Or Paid			$ 0		$ 0
Preferred Stock, Conversion Basis			1 to 1
Convertible Preferred Stock Shares Issued Upon Conversion Value			$ 6,250,000	$ 5,280,000	$ 5,300,000
Temporary equity shares issued						0
Temporary Equity, Shares Outstanding						0